Trade and other receivables	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Trade and other receivables
5.	Trade and other receivables

5.1.	Trade and other receivables, net

	06.30.2019	12.31.2018
Receivables from contracts with customers
Third parties	4,424	6,614
Related parties
Investees (note 15.1)	677	682
Receivables from the electricity sector (note 5.4) (*)	3,965	4,400

Subtotal	9,066	11,696

Other trade receivables
Third parties
Receivables from divestments (**)	1,339	1,296
Finance lease receivables	498	519
Other receivables	1,157	1,325
Related parties
Diesel subsidy (note 15.1)	—	400
Petroleum and alcohol accounts—receivables from Brazilian Government	315	307

Subtotal	3,309	3,847

Total trade receivables	12,375	15,543

Expected credit losses (ECL)—Third parties	(2,541)	(3,390)
Expected credit losses (ECL)—Related parties	(879)	(915)

Total trade receivables, net	8,955	11,238

Current	4,047	5,746
Non-current	4,908	5,492

(*)	It includes the amount of US$ 195 at June 30, 2019 (US$ 199 at December 31, 2018) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.

The remaining balance of receivables from the Diesel Price Subsidy Program, established by the Federal Government in 2018, was fully received by February 2019.

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss. Changes in such prices during the first half of 2019 amounted to US$ 164.

5.2.	Aging of trade and other receivables – third parties

	06.30.2019		12.31.2018
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	4,601	(369)	5,863	(360)
Overdue:
1-90 days	187	(9)	484	(54)
91-180 days	55	(13)	35	(12)
181-365 days	121	(22)	48	(20)
More than 365 days	2,454	(2,128)	3,325	(2,944)

Total	7,418	(2,541)	9,755	(3,390)

5.3.	Changes in provision for expected credit losses

	Jan-Jun/ 2019	Jan-Dec/ 2018
Opening balance	4,305	5,945
Initial application of IFRS 9	—	122
Additions	65	104
Write-offs	(94)	(1,253)
Transfer of assets held for sale	(866)	6
Cumulative translation adjustment	10	(619)

Closing balance	3,420	4,305

Current	1,131	1,715
Non-current	2,289	2,590

In 2018, write-offs in the balance of expected credit losses primarily reflect the effects related to the agreements signed with companies from electricity sector.

5.4.	Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs	DAA 2014	DAA 2018	Lease receivables	Others	Total
Receivables	1,348	2,560	739	199	1	4,847
ECL	(1,182)	(5)	(1)	—	(1)	(1,189)

Balance at December 31, 2018	166	2,555	738	199	—	3,658

Sales	521	—	—	—	—	521
Amounts received	(462)	(240)	(279)	(18)	—	(999)
Interest	11	68	25	12	—	116
Derecognition of receivables	(75)	—	—	—	—	(75)
Agreements in 2018	—	—	218	—	—	218
(Additions)/reversals of ECL	(11)	2	—	(8)	—	(17)
Derecognition of receivables—ECL	62	—	—	—	—	62
Transfer to assets held for sale	(6)	(23)	(200)	—	—	(229)
CTA	(1)	25	4	2	—	30

Balance at June 30, 2019	205	2,387	506	187	—	3,285

Receivables	1,091	2,391	506	195	—	4,183
ECL	(886)	(4)	—	(8)	—	(898)

Balance at June 30, 2019	205	2,387	506	187	—	3,285

	Receivables	ECL	Total
Related parties—Eletrobras Group
Eletrobras	3,731	(836)	2,895
Amazonas Distribuidora de Energia—AmE	234	(42)	192

Total	3,965	(878)	3,087

Third parties
Cia de Gás do Amazonas—CIGÁS	198	(5)	193
Cia de Eletricidade do Amapá—CEA	15	(15)	—
Others	5	—	5

Total	218	(20)	198

Balance at June 30, 2019	4,183	(898)	3,285

Balance at December 31, 2018	4,847	(1,189)	3,658

With the conclusion of the process of privatization of the distributors of the Eletrobras Group (“Distributors”), all the conditions precedent provided for in the Debt Assumption Agreements (DAAs) signed between the Distributors and Petrobras were met and, thus, Eletrobras became the debtor of all the related amounts. There is an exception to the DAA signed on December 3, 2018 and its amendments, which covers part of the overdue amounts of AME in the scope of the gas supply agreements, which, although currently under the responsibility of the privatized Distributor, has Eletrobras corporate guarantee.

Regarding the privatization of AME, the Distributor presented a proposal to guarantee the debts that remained in favor of Petrobras Distribuidora (BR), which was not accepted because BR understands there are no elements that show its feasibility. The winning consortium formed by the companies Oliveira Energia Geração e Serviços Ltda and Atem Distribuidora de Petróleo S.A. so far has not submitted any further proposal. Thus, the impacts arising from this process were not recognized in the second quarter of 2019 and negotiations to obtain such guarantees for the renegotiated receivables are still ongoing.

With the privatization of the Distributors and the signature of the DAAs, Eletrobras became debtor of these receivables and the structure of collateralization for them is in progress. Therefore, the risk assessment to account for expected credit losses (ECL) is based on Eletrobras’ credit risk. At June 30, 2019, debts from both Eletrobras, within the scope of the installments assumed, and Amazonas Generation and Transmission (AmGT), responsible for the new gas supply agreements, were current.

On June 30, 2019, the receivables assigned to BR, amounting to US$ 229, were transferred to assets held for sale, as set out in note 7.